SHARE CAPITAL	12 Months Ended
Mar. 31, 2025
Share Capital, Reserves, and Other Equity Interest [Abstract]
SHARE CAPITAL	SHARE CAPITAL
a)Authorized share capital
On September 19, 2024, the Company completed the Consolidation. As a result, the number of Common Shares, warrants, options and earnings per share presented in these consolidated financial statements have been restated retrospectively for all the years to reflect the Consolidation.
The authorized share capital of Cybin consists of an unlimited number of Common Shares and an unlimited number of preferred shares without par value. The board of directors of Cybin would determine the designation, rights, privileges, and conditions attached to any preferred shares prior to issuance.
b)Issued share capital
Common Shares
As at March 31, 2025, the Company had 23,364 Common Shares subject to transfer restrictions (March 31, 2024: 415,985).

During the year ended March 31, 2025, the Company completed the following share issuances:

On February 10, 2025, the Company established a new at-the-market equity program (the “2025 ATM Program” and together with the 2023 ATM Program (see below), the “ATM Programs”) that allow the Company to issue and sell up to US$100,000 of Common Shares from treasury to the public, from time to time. Distributions of Common Shares under the 2025 ATM Program are made pursuant to the terms and conditions of an at-the-market equity distribution agreement (the “2025 Distribution Agreement”) dated February 10, 2025, among the Company, Cantor Fitzgerald Canada Corporation and Cantor Fitzgerald & Co. The 2025 ATM Program is to be effective until the earlier of the issuance and sale of all of the Common Shares issuable pursuant to the 2025 ATM Program and September 17, 2025, unless earlier terminated in accordance with the terms of the 2025 Distribution Agreement.

During the year ended March 31, 2025, the Company sold 1,609,298 Common Shares under the ATM Programs at an average price of $13.62 (US$9.52) per Common Share, for aggregate gross proceeds of $21,924 (US$15,322). Share issuance costs related to the ATM Programs for the year were $941.

There were two Common Shares issued in connection with the Consolidation as a result of rounding.

During the year ended March 31, 2024, the Company completed the following share issuances:

On August 23, 2023, the Company established a new at-the-market equity program (the “2023 ATM Program” and together with the 2022 at-the-market equity program, the “Prior ATM Programs”) that allows the Company to issue and sell up to US$35,000 of Common Shares from treasury to the public, from time to time. Distributions of Common Shares under the 2023 ATM Program are made pursuant to the terms and conditions of an at-the-market equity distribution agreement (the “2023 Distribution Agreement”) dated August 23, 2023, among the Company, Cantor Fitzgerald Canada Corporation and Cantor Fitzgerald & Co. The 2023 ATM Program was terminated on February 10, 2025.
During the year ended March 31, 2024, the Company sold 898,434 Common Shares under the Prior ATM Programs at an average price of $17.29 (US$12.82) per Common Share, for aggregate gross proceeds of $15,532 (US$11,518). Share issuance costs related to the ATM Programs for the year were $832.

On May 30, 2023, the Company entered into an agreement (the “LPC Agreement”) with Lincoln Park Capital Fund, LLC (“LPC”). Subject to the terms and conditions of the LPC Agreement, the Company has the right to sell, and LPC is obligated to purchase, up to US$30,000 of Common Shares over a 36-month period at prices that are based on the market price at the time of each sale to LPC. Cybin, in its sole discretion, controls the timing and amount of all sales of Common Shares under the LPC Agreement. During the year ended March 31, 2024, the Company sold 50,658 Common Shares, at an average price of $12.30 (US$9.18) per Common Shares, for aggregate gross proceeds of $623 (US$465) pursuant to the LPC Agreement. Share issuance costs related to the LPC Agreement for the year ended March 31, 2024 were $476 (US$351).

Cybin has the right to terminate the LPC Agreement at any time at no cost or penalty. LPC has agreed not to engage in any short selling or hedging activity of any kind in the Common Shares. As consideration for LPC’s obligation to purchase Common Shares from the Company at its direction under the LPC Agreement, Cybin issued 66,812 Common Shares to LPC as a commitment fee on May 30, 2023. The LPC Agreement provides that Cybin may not issue or sell any Common Shares to LPC under the LPC Agreement which, when aggregated with all other Common Shares then beneficially owned by LPC and its affiliates (as calculated pursuant to Section 13(d) of the U.S. Securities Exchange Act of 1934, as amended, and Rule 13d-3 thereunder), would result in LPC beneficially owning more than 9.99% of the outstanding Common Shares. On July 31, 2023, Cybin announced that it had suspended all sales under the LPC Agreement. On August 23, 2023, the Company filed a prospectus supplement to the base shelf prospectus dated August 17, 2023 to re-qualify sales of up to US$30,000 of the Company’s Common Shares pursuant to the LPC Agreement. On November 9, 2023, the Company announced that it has, again, suspended all sales under the LPC Agreement.

On August 4, 2023, the Company completed a public offering (the “August 2023 Offering”) of 638,545 units of the Company (the “August 2023 Units”) at a price of US$12.92 per August 2023 Unit for gross proceeds of $11,018 (US$8,250) pursuant to a supplement to the Company’s short form base shelf prospectus dated July 5, 2021. Each August 2023 Unit is comprised of one Common Share and one Common Share purchase warrant (the “August 2023 Warrants”). Each August 2023 Warrant is exercisable to acquire one Common Share at a price of $21.85 (US$15.20) for a period of 60 months from issuance, subject to acceleration in certain circumstances. In connection with the Offering, Cybin paid the underwriters a cash commission of $506 (US$379) and incurred additional share issuance costs, being professional fees of $622 (US$465).

On November 14, 2023, the Company completed a public offering (the “November 2023 Offering”) of 1,754,386 units of the Company (the “November 2023 Units”) at a price of US$17.10 per November 2023 Unit for gross proceeds of $41,107 (US$30,000) pursuant to a supplement to the Company’s short form base shelf prospectus dated August 17, 2023. Each November 2023 Unit is comprised of one Common Share and one Common Share purchase warrant (the “November 2023 Warrants”). Each November 2023 Warrant is exercisable to acquire one Common Share at a price of $27.86 (US$19.38) between May 14, 2024 and May 14, 2029, subject to acceleration in certain circumstances. In connection with the November 2023 Offering, Cybin paid the underwriters a cash commission of $2,096 (US$1,530) and incurred additional share issuance costs being professional fees of $339 (US$247).
On March 19, 2024, the Company completed a private placement (the “March 2024 Offering”) of 9,179,927 Common Shares at a price of US$16.34 per Common Share for gross proceeds of $202,995 (US$150,000). 415,985 Common Shares issued in the March 2024 Offering were subject to resale restrictions until July 20, 2024. In connection with the March 2024 Offering, Cybin paid the agent a cash commission of $11,726 (US$8,665) and incurred additional share issuance costs being professional fees of $504 .

Preferred Shares
As at March 31, 2025, the Company had no preferred shares outstanding (2024- nil).

Cybin US Class B Shares

Number of Class B Shares
Balance as at March 31, 2023	530,542.1
Converted into Common Shares	(494,457.4)
Balance as at March 31, 2024	36,084.7
Balance as at March 31, 2025	36,084.7
As at March 31, 2025, 36,084.7 class B common shares of Cybin US (“Class B Shares”) were outstanding, and are exchangeable for a total of 9,496 Common Shares. The Class B Shares are exchangeable at the holder’s option for Common Shares on the basis of 0.26316 Common Shares for 1 Class B Share. These consolidated financial statements reflect issued Class B Shares on an as-converted basis.
During the year ended March 31, 2025, no Class B Shares were issued or converted.
c)Warrants

The continuity of the outstanding warrants for the years ended March 31, 2025 and 2024, are as follows:

	Number of Warrants	Weighted average exercise price[1]
		$
Common Share Purchase Warrants
As at March 31, 2023	611,329	49.02
Issued	2,392,931	25.46
Exercised	(2,658)	20.14
Expired	(205,404)	131.86
As at March 31, 2024	2,796,197	22.74
Exercised	—	—
Outstanding as at March 31, 2025	2,796,197	24.03
Exercisable as at March 31, 2025	2,796,197	24.03

Unit Purchase Warrants(2)
As at March 31, 2023	22,862	85.50
Expired	(22,862)	$85.50
As at March 31, 2024 and March 31, 2025	—	—
[1]Certain warrants were issued in USD, the weighted average exercise price is calculated using the closing exchange rate in effect as at the respective dates.
[2]Each unit consisted of one Common Share and one half of one Common Share purchase warrant, with each Common Share purchase warrant being exercisable to acquire one Common Share at an exercise price of $123.50 per Common Share.

During the year ended March 31, 2024, the Company had the following movement in warrants:

During the year ended March 31, 2024, 2,658 Common Share purchase warrants were exercised by various holders for aggregate proceeds to the Company of $56.

During the year ended March 31, 2024, 205,404 warrants with a weighted average exercise price of $131.86 expired unexercised.

During the year ended March 31, 2024, the Company completed the following warrant issuances:

On August 4, 2023, Cybin issued 638,545 August 2023 Warrants in connection with the August 2023 Offering. Each August 2023 Warrant is exercisable to acquire one Common Share at a price of US$15.20 per Common Share until August 4, 2028, subject to acceleration in certain circumstances.
The Company estimated the aggregate fair value of the August 2023 Warrants using the Black-Scholes option pricing model to be $4,600 (US$3,442) with the following assumptions:

Risk-free interest rate	3.87%
Expected annual volatility, based on comparable companies	95.00%
Expected life (in years)	5.00
Expected dividend yield	0.00%
Share price	US$12.92
Exercise price	US$15.20

On November 14, 2023, Cybin issued 1,754,386 November 2023 Warrants in connection with the November 2023 Offering. Each November 2023 Warrant is exercisable from May 14, 2024 to May 14, 2029 to acquire one Common Share at a price of US$19.38, subject to acceleration in certain circumstances.

The Company estimated the aggregate fair value of the November 2023 Warrants using the Black-Scholes option pricing model to be $17,842 (US$12,299) with the following assumptions:

Risk-free interest rate	3.76%
Expected annual volatility, based on comparable companies	95.00%
Expected life (in years)	5.5
Expected dividend yield	0.00%
Share price	US$17.48
Exercise price	US$19.38

The following summarizes information about warrants outstanding as at March 31, 2025:

Date of Expiry	Warrants outstanding	Warrants exercisable	Weighted average of exercisable price	Estimated fair value	Weighted average remaining contractual life
				$$000’s	Years
August 4, 2028	635,887	635,887	US$15.20	4,578	3.35
May 14, 2029	1,754,386	1,754,386	US$19.38	17,842	4.12
June 15, 2030	336,843	336,843	9.50	3,891	5.21
August 20, 2030	38,818	38,818	24.32	936	5.39
November 15, 2030	30,263	30,263	9.50	347	5.63
	2,796,197	2,796,197	24.03	27,594	4.11

On August 27, 2024, the Company, upon receiving shareholder approval, extended the expiry dates of the warrants originally expiring on June 15, 2025, August 20 , 2025, and November 15, 2025 to June 15, 2030, August 20, 2030, and November 15, 2030, respectively. The Company extended the expiry date of 405,924 warrants, of which 260,527 warrants related to officers and directors of the Company. No other changes to the terms of the warrants were made. As a result of the modification, the Company recorded an additional expense, related to the incremental fair value of the extended warrants, of $1,955 in the statements of loss and comprehensive loss as "Share-based compensation".
d) Stock options
On November 5, 2020, Cybin adopted an equity incentive plan. Under the plan, the board of directors may grant share-based awards to acquire such number of Common Shares as is equal to up to 20% of the total number of issued and outstanding Common Shares at the time such awards are granted. Options granted under the plan vest over a period of time at the discretion of the board of directors. On August 27, 2024, the board of directors and the shareholders re-approved the equity incentive plan and approved certain amendments to the plan, including an increase to the fixed number of Incentive Stock Options (as defined in the plan), certain changes to the board of directors' authority to amend existing awards, and certain other housekeeping amendments.

The changes in options for the years ended March 31, 2025 and 2024 are as follows:

	Number of Options	Weighted average exercise price
		$
As at March 31, 2023	778,163	51.68
Granted	1,011,711	26.22
Forfeited/Expired	(47,735)	44.08
As at March 31, 2024	1,742,139	35.17
Granted	3,484,626	13.84
Forfeited/Expired	(1,270,081)	38.76
Outstanding as at March 31, 2025	3,956,684	15.23
Exercisable as at March 31, 2025	3,591,976	15.19

During the year ended March 31, 2025, the Company completed the following option issuances:

On April 5, 2024, the Company granted options to purchase up to 308,294 Common Shares, of which 134,872 were granted to employees, 144,738 were granted to officers of the Company and 28,684 were granted to consultants. The granted options have an exercise price of $21.28 per Common Share and expire on April 5, 2029. The granted options have different vesting schedules; 38,536 options vested immediately and 269,758 options vest over two years. The aggregate estimated grant date fair value was determined to be $4,619 calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	3.62%
Expected annual volatility, based on historical share price of the Company	88.13%
Expected life (in years)	5.00
Expected dividend yield	0.00%
Unvested forfeiture rate	0% - 3.4%
Share price	$21.28
Exercise price	$21.28
On May 5, 2024, the Company cancelled options to purchase up to 1,199,655 Common Shares (exercise prices ranged from $27.17 to $119.70). The unvested options were vested based on an accelerated cancellation criteria which resulted in $1,185 of share based compensation expense.

On August 15, 2024, the Company granted options to purchase up to 3,061,232 Common Shares, of which 940,168 were granted to employees, 1,980,888 were granted to officers and directors and 140,176 were granted to consultants. The granted options have an exercise price of $13.11 per Common Share and expire on August 15, 2034. Certain options vested immediately, while others vest over periods of up to two years. The aggregate estimated grant date fair value was determined to be $34,822 calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	3.07%
Expected annual volatility, based on historical share price of the Company	86.69%
Expected life (in years)	10.00
Expected dividend yield	0.00%
Unvested forfeiture rate	0% - 3.4%
Share price	$13.30
Exercise price	$13.11

On November 27, 2024, the Company granted options to purchase up to 80,100 Common Shares, of which 73,100 were granted to employees and 7,000 was granted to a consultant. The granted options have an exercise price of $14.37 per Common Share and expire on November 27, 2034. The granted options vest over periods of up to two years. The aggregate estimated grant date fair value was determined to be $982 calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	3.23%
Expected annual volatility, based on historical share price of the Company	86.06%
Expected life (in years)	10.00
Expected dividend yield	0.00%
Unvested forfeiture rate	0% - 3.4%
Share price	$14.37
Exercise price	$14.37
On March 7, 2025, the Company granted options to purchase up to 35,000 Common Shares to a consultant. The granted options have an exercise price of $10.45 per Common Share and expire on March 7, 2035. The granted options vest over period of one year. The aggregate estimated grant date fair value was determined to be $307 calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	3.03%
Expected annual volatility, based on historical share price of the Company	83.43%
Expected life (in years)	10.00
Expected dividend yield	0.00%
Unvested forfeiture rate	2%
Share price	$10.45
Exercise price	$10.45

During the year ended March 31, 2024, the Company completed the following option issuances:

On June 29, 2023, the Company granted options to purchase up to 305,661 Common Shares, of which 105,026 were granted to employees, 99,027 were granted to officers of the Company, 80,949 were granted to consultants, and 20,659 were granted to directors of the Company. The granted options have an exercise price of $16.72 per Common Share and expire on June 30, 2028. The granted options have different vesting schedules; 39,474 options vested immediately, 18,422 options vest over three months, 2,632 options vest over one year, and 245,133 options vest over two years. The aggregate estimated grant date fair value was determined to be $4,080, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	3.78%
Expected annual volatility, based on comparable companies	95.00%
Expected life (in years)	5.00
Expected dividend yield	0.00%
Share price	$17.86
Exercise price	$16.72

On September 26, 2023, the Company granted options to purchase up to 31,842 Common Shares, of which 3,553 were granted to an employee and, 28,289 were granted to consultants. The granted options have an exercise price of $30.02 per Common Share, and 25,657 options expire on September 26, 2026 and the re maining 6,185 options expire on September 26, 2028. The granted options have different vesting schedules. 9,868 options vest over three months, 5,263 options vest over six months, 10,526 options vest over one year, 2,632 options vest over fifteen months, and 3,553 options vest over 18 months.

The aggregate estimated grant date fair value was determined to be $577, calculated using the Black-Scholes option pricing model with the following assumptions:
Options expiring on September 26, 2026

Risk-free interest rate	4.68%
Expected annual volatility, based on comparable companies	85.00%
Expected life (in years)	3.00
Expected dividend yield	0.00%
Share price	$30.02
Exercise price	$30.02
Options expiring on September 26, 2028

Risk-free interest rate	4.28%
Expected annual volatility, based on comparable companies	95.00%
Expected life (in years)	5.00
Expected dividend yield	0.00%
Share price	$30.02
Exercise price	$30.02

On November 16, 2023, the Company granted options to purchase up to 673,682 Common Shares, of which 584,211 were granted to officers, 42,104 were granted to directors, 34,209 were granted to employees and 13,158 were granted to a consultant. The granted options have an exercise price of $27.17 per Common Share, 13,158 options expire on November 16, 2026 and the remaining 660,524 options expire on November 16, 2028. The granted options have different vesting schedules. 496,052 options vest immediately and 177,630 options vest over two years.

The aggregate estimated grant date fair value was determined to be $10,907, calculated using the Black-Scholes option pricing model with the following assumptions:
Options expiring on November 16, 2026

Risk-free interest rate	4.28%
Expected annual volatility, based on comparable companies	85.00%
Expected life (in years)	3.00
Expected dividend yield	0.00%
Share price	$22.80
Exercise price	$27.17
Options expiring on November 16, 2028

Risk-free interest rate	4.28%
Expected annual volatility, based on comparable companies	95.00%
Expected life (in years)	5.00
Expected dividend yield	0.00%
Share price	$22.80
Exercise price	$27.17

On March 20, 2024, the Company granted options to purchase up to 526 Common Shares to an employee with an exercise price of $21.28 per Common Share which expire on March 20, 2029 and vest over two years.

The aggregate estimated grant date fair value was determined to be $8, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	3.52%
Expected annual volatility, based on comparable companies	95.00%
Expected life (in years)	5.00
Expected dividend yield	0.00%
Share price	$21.28
Exercise price	$21.28

During the year ended March 31, 2024, the Company amended the expiry dates of certain options with former employees and consultants of the Company.

The following summarizes information about stock options outstanding on March 31, 2025:

	Number of options outstanding	Number of options exercisable	Exercise Price	Estimated fair value	Weighted average remaining life
Expiry date				$$000’s	Years
April 6, 2025	986	986	13.11	11	0.02
April 6, 2025	2,372	2,372	16.72	32	0.02
April 6, 2025	986	986	21.28	15	0.02
April 7, 2025	1,161	1,161	66.12	55	0.02
June 15, 2025	27,631	27,631	9.50	188	0.21
June 30, 2025	5,263	5,263	34.20	73	0.25
September 30, 2025	7,106	7,106	28.50	97	0.50
November 4, 2025	25,000	25,000	28.50	509	0.60
November 15, 2025	9,869	9,869	28.50	110	0.63
November 15, 2025	5,263	5,263	34.58	53	0.63
December 11, 2025	5,263	5,263	56.24	211	0.70
December 14, 2025	2,829	2,829	66.12	131	0.71
December 31, 2025	2,500	2,500	13.11	28	0.75
December 31, 2025	3,947	3,947	16.72	53	0.75
December 31, 2025	5,263	5,263	21.28	79	0.75
February 15, 2026	1,974	1,974	77.14	109	0.88
March 10, 2026	5,725	5,725	52.82	217	0.94
March 15, 2026	7,895	7,895	58.90	360	0.96
March 29, 2026	987	987	50.16	35	0.99
March 31, 2026	4,342	4,342	13.11	49	1.00
March 31, 2026	3,339	3,339	16.72	44	1.00
March 31, 2026	986	986	21.28	15	1.00
June 28, 2026	4,475	4,475	110.20	355	1.24
September 26, 2026	25,657	25,657	30.02	439	1.49
November 15, 2026	13,158	9,868	27.17	150	1.63
December 31, 2026	32,896	32,896	57.00	1,352	1.75
March 4, 2027	526	526	42.94	16	1.92
March 8, 2027	10,526	10,526	38.76	295	1.94
June 30, 2028	277,949	277,949	16.72	3,710	3.25
September 26, 2028	2,632	2,632	30.02	59	3.49
March 20, 2029	526	394	21.28	8	3.97
April 5, 2029	284,873	177,994	21.28	3,742	4.01
June 30, 2032	7,895	7,895	34.20	179	7.25
August 15, 2034	3,049,784	2,877,860	13.11	34,032	9.37
November 27, 2034	80,100	23,867	14.37	507	9.66
March 7, 2035	35,000	8,750	10.45	109	9.93
	3,956,684	3,591,976		47,427	8.13
The Company recognized share-based payments expense related to the issuance of stock options for the year ended March 31, 2025 of $40,914 (2024 - $13,886).
The outstanding options and warrants disclosed above were anti-dilutive for the year ended March 31, 2025 and 2024 and did not impact the calculation of the loss per share.